Schedule of Investments March 31, 2021 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 94.2%
Banks - 17.4%
Bank of N.T. Butterfield & Son	128,750	$4,920,825
Central Valley Community Bancorp	56,500	1,040,165
Citigroup	44,170	3,213,367
Comerica	71,600	5,136,584
HarborOne Bancorp	172,644	2,325,515
HomeTrust Bancshares	118,300	2,880,605
KeyCorp	303,900	6,071,922
Origin Bancorp	95,850	4,064,998
PCSB Financial	125,865	2,090,618
PNC Financial Services Group	7,160	1,255,936
QCR Holdings	70,900	3,347,898
Univest Financial	114,300	3,267,837
		39,616,270
Consumer Discretionary - 6.9%
Darden Restaurants	35,650	5,062,300
eBay	56,100	3,435,564
Home Depot	8,350	2,548,837
Noodles & Company *	452,162	4,679,877
		15,726,578
Consumer Staples - 6.8%
Carlsberg A/S, Class B	7,200	1,106,234
Church & Dwight	27,900	2,437,065
Hostess Brands *	98,200	1,408,188
JM Smucker	45,200	5,719,156
Mondelez International, Class A	57,450	3,362,549
Procter & Gamble	11,300	1,530,359
		15,563,551
Diversified Financial Services - 4.2%
CBOE Global Markets	21,800	2,151,442
Diamond Hill Investment Group	7,100	1,107,671
Federated Hermes, Class B	151,350	4,737,255
Invesco	26,200	660,764
Jefferies Financial Group	32,750	985,775
		9,642,907
Energy - 5.4%
Devon Energy	60,050	1,312,092
Hess	53,150	3,760,894
Pioneer Natural Resources	29,108	4,622,933
Schlumberger	39,300	1,068,567
Suncor Energy	73,100	1,527,790
		12,292,276
Healthcare - 6.3%
Emergent BioSolutions *	14,950	1,389,004
Henry Schein *	16,800	1,163,232

Johnson & Johnson	8,950	1,470,932
Medtronic	30,050	3,549,807
Merck & Co.	49,198	3,792,674
NuVasive *	44,750	2,933,810
		14,299,459
Industrials - 13.8%
CIRCOR International *	21,150	736,443
Curtiss-Wright	56,100	6,653,460
Moog	36,450	3,030,817
Otis Worldwide	28,250	1,933,713
Pentair	65,400	4,075,728
Regal Beloit	7,100	1,013,028
Robert Half International	70,050	5,468,804
Sensata Technologies Holding *	83,300	4,827,235
Vectrus *	69,900	3,735,456
		31,474,684
Information Technology - 7.5%
FARO Technologies *	20,100	1,740,057
FLIR Systems	68,150	3,848,431
Leidos Holdings	28,000	2,695,840
Littelfuse	29,530	7,808,913
Paychex	9,000	882,180
		16,975,421
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	28,800	3,593,376
Brown & Brown	93,450	4,271,599
		7,864,975
Life & Health Insurance - 6.5%
Aflac	43,650	2,234,007
Globe Life	61,800	5,971,734
Primerica	15,900	2,350,338
Voya Financial	67,200	4,276,608
		14,832,687
Materials - 3.7%
Axalta Coating Systems *	147,400	4,360,092
Domtar	32,250	1,191,637
Kinross Gold	60,950	406,537
Newmont Goldcorp	31,000	1,868,370
Victoria Gold *	45,186	469,934
		8,296,570
Property & Casualty Insurance - 4.2%
Hanover Insurance Group	25,900	3,353,014
Lancashire Holdings	270,700	2,403,336
Selective Insurance Group	25,650	1,860,651
W.R. Berkley	26,800	2,019,380
		9,636,381
Real Estate - 1.9%
Howard Hughes *	45,950	4,371,224
Reinsurance - 6.1%
Alleghany *	8,045	5,038,503
Everest Re Group	11,700	2,899,377
RenaissanceRe Holdings	37,500	6,009,375
		13,947,255

Total Common Stocks
(Cost $158,011,242)		214,540,238

EXCHANGE TRADED FUND - 1.8%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $3,297,574)	37,400	4,162,994

SHORT-TERM INVESTMENT - 3.6%
First American Treasury Obligations Fund, Class X, 0.030%^
(Cost $8,267,092)	8,267,092	8,267,092

Total Investments - 99.6%
(Cost $169,575,908)		226,970,324
Other Assets and Liabilities, Net - 0.4%		863,713
Total Net Assets - 100.0%		$227,834,037

*	Non-income producing security
^	The rate shown is the seven-day yield effective March 31, 2021.
ADR - American Depositary Receipt
The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$214,540,238	$-	$-	$214,540,238
Exchange Traded Fund	4,162,994	-	-	4,162,994
Short-Term Investment	8,267,092	-	-	8,267,092
Total Investments	$226,970,324	$-	$-	$226,970,324

Refer to each Fund's Schedule of Investments for further sector breakout.